Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tonnage taxes	$ 4,299	$ 3,838	$ 2,634
Income tax	$ 183	$ 244	$ 16